1933 Act Registration No. 333-138791

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[ ] Pre-Effective    [X ] Post-Effective

Amendment No.       Amendment No. 1

EVERGREEN SELECT FIXED INCOME TRUST

(Evergreen Core Bond Fund)

[Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------------

(Name and Address of Agent for Service)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

Copies of All Correspondence to:

Timothy Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

This filing is being made solely for the purpose of adding an exhibit. No other part of the Registration Statement is amended or superseded hereby.

EVERGREEN SELECT FIXED INCOME TRUST

PART C

OTHER INFORMATION

Item 15.Indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to  directors,  officers  and  controlling  persons of the registrantpursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnifications  is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against suchliabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of suchissue.

     The response to this item is  incorporated  by reference to the sub-caption "Liability and  Indemnification  of Trustees" under the caption  "Information on

Shareholders' Rights" in Part A of this Registration Statement.

Item 16.Exhibits:

1.  Amended and Restated Declaration of Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 23 filed on July 14, 2003, Registration No. 333-36019.

2.  Amended and Restated Bylaws. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 12 filed on January 26, 2001, Registration No. 333-36019.

3.  Not applicable.

4.  Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement incorporated by reference in Part A of this Registration Statement.

5.  Declaration of Trust of Evergreen Select Fixed Income Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII. and ByLaws Articles II., III., and VIII., included as part of Exhibits 1 and 2 of this Registration Statement.

6.(a)  Investment Advisory and Management Agreement between Evergreen Investment Management Company, LLC and Evergreen Select Fixed Income Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 45 filed on October 26, 2006, Registration No. 333-36019.

6.(b)  Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 16 filed on February 28, 2002, Registration No. 333-36019.

6.(b)  Letter Amendment to Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 35 filed on March 31, 2005, Registration No. 333-36019.

7.(a)  Principal Underwriting Agreement between Evergreen Investment Services, Inc. and Evergreen Select Fixed Income Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 36 filed on June 17, 2005, Registration No. 333-36019.

7.(b)  Dealer Agreement and Amendment to Dealer Agreement used by Evergreen Investment Services, Inc. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 31 filed on August 28, 2004, Registration No. 333-36019.

8.  Deferred Compensation Plan. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 12 filed on January 26, 2001, Registration No. 333-36019.

9.  Custodian Agreement between State Street Bank and Trust Company and Evergreen Select Fixed Income Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 16 filed on February 28, 2002, Registration No. 333-36019.

10.(a)  Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 27 filed on September 30, 2003, Registration No. 333-36019.

10.(b)  Multiple Class Plan. Incorporated by reference to Evergreen Select Fixed Income Trust's Post-Effective Amendment No. 28 filed on October 7, 2003, Registration No. 333-36019.

11.  Opinion and Consent of Richards, Layton & Finger P.A. Incorporated by reference to Evergreen Select Fixed Income Trust's Pre-Effective Amendment No. 1 filed on December 27, 2006, Registration No. 333-138791.

12.  Tax Opinion and Consent of Ropes & Gray LLP. Contained herein.

13.  Not applicable.

14.(a)  Consent of KPMG LLP. Incorporated by reference to Evergreen Select Fixed Income Trust's Pre-Effective Amendment No. 4 filed on January 12, 2007, Registration No. 333-138791.

14.(b)  Consent of Deloitte & Touche LLP. Incorporated by reference to Evergreen Select Fixed Income Trust's Pre-Effective Amendment No. 4 filed on January 12, 2007, Registration No. 333-138791.

14.(c)  Consent of Ropes & Gray LLP. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement on Form N-14 filed on November 17, 2006, Registration No. 333-138791.

15.  Not applicable.

16.  Powers of Attorney. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement on Form N-14 filed on November 17, 2006, Registration No. 333-138791.

17.  Proxy Card. Incorporated by reference to Evergreen Select Fixed Income Trust's Pre-Effective Amendment No. 1 filed on December 27, 2006, Registration No. 333-138791.

Item 17.Undertakings

(1)      The undersigned  Registrant  agrees that prior to any public reoffering of the securities  registered through the use of a prospectus that is a part of this  Registration  Statement  by any  person  or party  who is deemed to be an  underwriter  within the  meaning of Rule 145(c) of the

         Securities  Act of 1933,  the  reoffering  prospectus  will contain the

         information  called  for  by  the  applicable   registration  form  for

         reofferings  by person who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

(2)      The undersigned  Registrant  agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an  amendment to the Registration  Statement and will not be used until the amendment is effective,  and that, in determining any liability under the Securities

         Act of 1933, each post-effective  amendment shall be deemed to be a new

         Registration  Statement for the  securities  offered  therein,  and the offering  of the  securities  at that  time  shall be  deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of May 2007.

EVERGREEN SELECT FIXED INCOME TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May 2007.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Kasey Phillips
Dennis H. Ferro*	Michael H. Koonce*	Kasey Phillips*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Patricia A. Norris
Richard J. Shima*	Patricia A. Norris*
Trustee	Trustee

*By: /s/ Catherine E. Kennedy
Catherine E. Kennedy
Attorney-in-Fact

* Catherine E. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.                                                        EXHIBIT

12                                                                             Tax Opinion of Ropes and Gray LLP